ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED)
ANNUITY INVESTORS(REGISTERED) VARIABLE ACCOUNT B
PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

                                                                     May 1, 2000
                                                         as revised May 31, 2000

This prospectus describes individual and group flexible premium deferred annuity contracts (the "Contracts"). Annuity Investors Life Insurance
Company(REGISTERED) (the "Company") is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts qualify for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Sub-Accounts of Annuity Investors(REGISTERED) Variable Account B (the "Separate Account"). The Contracts currently offer 29 Sub-Accounts. Each Sub-Account is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.

   Janus Aspen Series (6 Portfolios)                               Deutsche Asset Management VIT Funds (3 Portfolios)
        -Aggressive Growth Portfolio                                   -Deutsche VIT EAFE(REGISTERED) Equity Index Fund
        -Worldwide Growth Portfolio                                    -Deutsche VIT Equity 500 Index Fund
        -Balanced Portfolio                                            -Deutsche VIT Small Cap Index Fund
        -Growth Portfolio
        -International Growth Portfolio                            INVESCO Variable Investment Funds, Inc. (3 Portfolios)
        -Capital Appreciation Portfolio                                -INVESCO VIF-Equity Income Fund
                                                                       -INVESCO VIF-Total Return Fund
   Dreyfus Variable Investment Fund (4 Portfolios)                     -INVESCO VIF-High Yield Fund
        -Appreciation Portfolio
        -Money Market Portfolio                                    The Universal Institutional Funds, Inc. (5 Portfolios)
        -Growth and Income Portfolio                                    Morgan Stanley UIF, Inc.-Mid Cap Value Portfolio
        -Small Cap Portfolio                                            Morgan Stanley UIF, Inc.-Value Portfolio
                                                                        Morgan Stanley UIF, Inc.-Fixed Income Portfolio
   The Dreyfus Socially Responsible Growth Fund, Inc.                   Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio
        Dreyfus Stock Index Fund                                        Morgan Stanley UIF, Inc.-Emerging Markets Equity Portfolio

   Strong Opportunity Fund II, Inc.                                PBHG Insurance Series Fund, Inc. (3 Portfolios)
   Strong Variable Insurance Funds, Inc. (1 Portfolio)                  -PBHG Growth II Portfolio
        -Strong Mid Cap Growth Fund II                                  -PBHG Large Cap Growth Portfolio
                                                                        -PBHG Technology & Communications Portfolio

                                                                   The Timothy Plan Small-Cap Variable Series

This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A statement of additional information, dated May 1, 2000, contains more information about the Separate Account and the Contracts. The Company filed the statement of additional information with the Securities and Exchange Commission. It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the statement of additional information (as well as all other documents filed with the Securities and Exchange Commission with respect to the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission's Web site: http://www.sec.gov. The table of contents for the statement of additional information is printed on the last page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
These securities may be sold by a bank or credit union, but are not financial institution products.

     o   The Contracts are Not FDIC or NCUSIF Insured

     o The Contracts are Obligations of the Company and Not of the Bank or Credit Union

     o The Bank or Credit Union Does Not Guarantee the Company's Obligations Under the Contracts

     o   The Contracts Involve Investment Risk and May Lose Value
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
                                -----------------
                                                                            Page
                                                                            ----

DEFINITIONS...................................................................4

OVERVIEW......................................................................5

   What is the Separate Account?..............................................5
   What Are the Contracts?....................................................5
   How Do I Purchase or Cancel a Contract?....................................5
   Will Any Penalties or Charges Apply If I Surrender a Contract?.............5
   What Other Charges and Deductions Apply to the Contract?...................5
   How Do I Contact the Company?..............................................5

FEE TABLE.....................................................................6

   Owner Transaction Expenses.................................................6
   Separate Account Annual Expenses...........................................6
   Portfolio Annual Expenses (After Expense Reimbursement) for Year
     Ended 12/31/991..........................................................6
   Examples...................................................................8

CONDENSED FINANCIAL INFORMATION..............................................10

   Financial Statements......................................................11
   Performance Information...................................................12
     Yield Data..............................................................12
     Total Return Data.......................................................12
     Other Performance Measures..............................................12

THE PORTFOLIOS...............................................................13

   Janus Aspen Series........................................................13
   Dreyfus Portfolios........................................................14
   Strong Portfolios.........................................................15
   Deutsche Asset Management VIT Funds.......................................15
   INVESCO Variable Investment Funds, Inc....................................16
   PBHG Insurance Series Fund, Inc...........................................16
   The Universal Institutional Funds, Inc....................................17
   The Timothy Plan Small-Cap Variable Series................................17
   Additions, Deletions, or Substitutions....................................18
   Voting Rights.............................................................18

ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED).........................19

THE SEPARATE ACCOUNT.........................................................19

AAG SECURITIES, INC..........................................................19

CHARGES AND DEDUCTIONS.......................................................20

   Charges and Deductions By the Company.....................................20

     Contingent Deferred Sales Charge ("CDSC")...............................20
     Contract Maintenance Fee................................................21
     Transfer Fee............................................................21
     Administration Charge...................................................21
     Mortality and Expense Risk Charge.......................................22
     Premium Taxes...........................................................22
     Discretionary Waivers of Charges........................................22

   Expenses of the Portfolios................................................22

THE CONTRACTS................................................................23

   Right to Cancel...........................................................23
   Persons With Rights Under a Contract......................................23

ACCUMULATION PERIOD..........................................................24

   Account Statements........................................................24
   Account Value.............................................................24
   Purchase Payments.........................................................25
   Purchase Payment Bonus....................................................25
   Investment Options--Allocations...........................................25
   Transfers.................................................................27
   Surrenders................................................................29
   Contract Loans............................................................30
   Termination...............................................................30

BENEFIT PAYMENT PERIOD.......................................................31

   Annuity Benefit...........................................................31

   Death Benefit.............................................................31

   Settlement Options........................................................31
     Form of Settlement Option...............................................33
     Calculation of Fixed Dollar Benefit Payments............................33
     Calculation of Variable Dollar Benefit Payments.........................34

FEDERAL TAX MATTERS..........................................................35

   Tax Deferral On Annuities.................................................35

   Tax-Qualified Plans.......................................................36
     Individual Retirement Annuities.........................................36
     Roth IRAs...............................................................36
     Tax-Sheltered Annuities.................................................36
     Texas Optional Retirement Program.......................................36
     Pension and Profit Sharing Plans........................................36
     Governmental Deferred Compensation Plans................................36

   Nonqualified Deferred Compensation Plans..................................36

   Summary of Income Tax Rules...............................................37

GLOSSARY OF FINANCIAL TERMS..................................................38

THE REGISTRATION STATEMENT...................................................39

OTHER INFORMATION............................................................39

   Legal Proceedings.........................................................39

STATEMENT OF ADDITIONAL INFORMATION..........................................40

DEFINITIONS

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

--------------------------------------------------------------------------------

Account Value: The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the owner's interest in the Sub-Accounts and the owner's interest in the fixed account options.

Accumulation Period: The period during which purchase payments are invested according to the investment options elected and accumulated on a tax-deferred basis. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

Accumulation Unit: A share of a Sub-Account that an owner purchases during the Accumulation Period.

Accumulation Unit Value: The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms on page 37 of the prospectus for an explanation of how Accumulation Unit Values are calculated.

Benefit Payment Period: The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

Benefit Unit: A share of a Sub-Account that is used to determine the amount of each variable dollar benefit payment after the first variable dollar benefit payment during the Benefit Payment Period.

Benefit Unit Value: The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms on page 37 of this prospectus for an explanation of how Benefit Unit Values are calculated.

Death Benefit Valuation Date: The date the death benefit is valued. It is the date that the Company receives both proof of the death of the owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death. The Death Benefit Valuation Date may never be later than five years after the date of death.

Net Asset Value: The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the Securities and Exchange Commission.

Net Investment Factor: The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms on page 37 of this prospectus for an explanation of how the Net Investment Factor is calculated.

Surrender Value: The Surrender Value at any time is equal to: (1) the Account Value; less (2) during the first contract year, the bonus amounts credited to the Account Value; less (3) any applicable contingent deferred sales charges. Where required by state law, the Surrender Value may include the bonus amounts during the first contract year.

Valuation Date: A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day the New York Stock Exchange is open for business is a Valuation Date.

Valuation Period: The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.


                                       4A

OVERVIEW

--------------------------------------------------------------------------------

What is the Separate Account?

The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account is divided into Sub-Accounts, each of which is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Sub-Accounts, not directly in the Portfolios.

What Are the Contracts?

The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard fee structure or with the administration charge waived, as described in the Fee Table on page 6 of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which qualify for tax-deferred investment status. See the Federal Tax Matters section beginning on page 34 of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the 29 variable investment options and five fixed account options. The variable investment options are the Sub-Accounts of the Separate Account, each of which is invested in a Portfolio. The owner bears the risk of any investment gain or loss on amounts allocated to the Sub-Accounts. The fixed account options earn a fixed rate of interest declared by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the fixed account options and the earnings thereon so long as those amounts remain in the fixed account.

During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the same Sub-Accounts that are available during the Accumulation Period.

How Do I Purchase or Cancel a Contract?

The requirements to purchase a Contract are explained in The Contracts section beginning on page 23 of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some States). In many States, you will bear the risk of investment gain or loss on any amounts allocated to the Sub-Accounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section on page 23 of this prospectus.

Will Any Penalties or Charges Apply If I Surrender a Contract?

A contingent deferred sales charge ("CDSC") may apply to amounts surrendered depending on the timing and amount of the surrender. The maximum CDSC is 8% for each purchase payment. The CDSC percentage decreases over eight years to 0% after the eighth year from the date of receipt of each purchase payment. Surrender procedures and the CDSC are described in the Surrenders section beginning on page 29 of this prospectus. A penalty tax may also be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section on page 34 of this prospectus. The right to surrender may be restricted under certain tax-qualified plans.

What Other Charges and Deductions Apply to the Contract?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company waives the fee or charge as discussed in the Charges and Deductions section beginning on page 20 of this prospectus:

     o   a transfer fee for certain transfers between  investment  options;

     o an annual contract maintenance fee, which is assessed only against investments in the Sub-Accounts;

     o a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Sub-Accounts (this charge may never be waived);

     o an administration charge, which is an expense of the Separate Account and charged against all assets in the Sub-Accounts; and

     o premium taxes in some States (where taxes apply, they may never be waived).

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to owners. Portfolio expenses for the fiscal year ending December 31, 1999 are included in the Fee Table on page 6 of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.

How Do I Contact the Company?

Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800 789-6771. Please
include the Contract number and the owner's name.


                                       5A

FEE TABLE

--------------------------------------------------------------------------------

Owner Transaction Expenses

Maximum Contingent Deferred Sales Charge (applies to purchase payments
   only)                                                                      8%
Transfer Fee (applies to transfers in excess of 12 in any contract year) $25 Annual Contract Maintenance Fee (not assessed against fixed account
   options)                                                                  $30

Separate Account Annual Expenses
(As a percentage of the average value of the owner's interest in the Sub-Accounts)

                                                             Standard Contracts
                                                             With Administration
                                       Standard Contracts       Charge Waived

Mortality and Expense Risk Charge            1.25%                 1.25%
Administration Charge                        0.15%                 0.00%
                                             -----                 -----
Total Separate Account Annual Expenses       1.40%                 1.25%

Portfolio  Annual  Expenses  (After  Expense   Reimbursement)   for  Year  Ended
12/31/99(1) (As a percentage of Portfolio average net assets)


 Sub-Account                                                               Management        Other          Total
                                                                               Fees        Expenses       Expenses
--------------------------------------------------------------------------------------------------------------------------
Janus A.S.-Aggressive Growth Portfolio2                                       0.65             0.02            0.67
Janus A.S.-Worldwide Growth Portfolio2                                        0.65             0.05            0.70
Janus A.S.-Balanced Portfolio2                                                0.65             0.02            0.67
Janus A.S.-Growth Portfolio2                                                  0.65             0.02            0.67
Janus A.S.-International Growth Portfolio2                                    0.65             0.11            0.76
Janus A.S.-Capital Appreciation Portfolio2                                    0.65             0.04            0.69
Dreyfus V.I.F.-Appreciation Portfolio                                         0.75             0.03            0.78
Dreyfus V.I.F.-Money Market Portfolio                                         0.50             0.08            0.58
Dreyfus V.I.F.-Growth and Income Portfolio                                    0.75             0.04            0.79
Dreyfus V.I.F.-Small Cap Portfolio                                            0.75             0.03            0.78
The Dreyfus Socially Responsible Growth Fund, Inc.                            0.75             0.04            0.79
Dreyfus Stock Index Fund                                                      0.25             0.01            0.26
Strong Opportunity Fund II, Inc.                                              1.00             0.14            1.14
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II           1.00             0.15            1.15
Deutsche VIT EAFE(REGISTERED)Equity Index Fund                                0.26             0.39            0.65
Deutsche VIT Equity 500 Index Fund                                            0.14             0.16            0.30
Deutsche VIT Small Cap Index Fund                                             0.13             0.32            0.45
INVESCO VIF-Equity Income Fund                                                0.75             0.42            1.17
INVESCO VIF-Total Return Fund                                                 0.75             0.42            1.17
INVESCO VIF-High Yield Fund                                                   0.60             0.47            1.07
Morgan Stanley UIF, Inc.-Mid Cap Value Portfolio                              0.43             0.62            1.05
Morgan Stanley UIF, Inc.-Value Portfolio                                      0.18             0.67            0.85
Morgan Stanley UIF, Inc.-Fixed Income Portfolio                               0.14             0.56            0.70
Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio                           0.00             1.10            1.10
Morgan Stanley UIF, Inc.-Emerging Markets Equity Portfolio                    0.42             1.37            1.79
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio                     0.85             0.35            1.20
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio              0.68             0.42            1.10
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio                 0.85             0.24            1.09
The Timothy Plan Small-Cap Variable Series                                    1.00             0.18            1.18

The purpose of the Fee Table is to assist the owner in understanding the various costs and expenses that an owner will bear directly or indirectly. The Fee Table reflects expenses of the Separate Account as well as of the Portfolios. The Separate Account expenses are discussed more fully in the Charges and Deductions section beginning on page 20 of this prospectus. The Portfolio expenses are discussed more fully in the Portfolio prospectuses. Premium taxes may also apply.

--------------------------------------
1 Data for each Portfolio are for its fiscal year ended December 31, 1999. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, reimbursements or fee changes are discussed in the Portfolio prospectuses. Fee and expenses shown below are actual fees and expenses before any applicable fee waivers or reductions or expense reimbursements.

2 Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for the Janus Aspen Portfolios.


 Sub-Account                                                               Management        Other          Total
                                                                               Fees        Expenses       Expenses
--------------------------------------------------------------------------------------------------------------------------

Janus A.S.-Aggressive Growth Portfolio2                                      0.65              0.02            0.67
Janus A.S.-Worldwide Growth Portfolio2                                       0.65              0.05            0.70
Janus A.S.-Balanced Portfolio2                                               0.65              0.02            0.67
Janus A.S.-Growth Portfolio2                                                 0.65              0.02            0.67
Janus A.S.-International Growth Portfolio2                                   0.65              0.11            0.76
Janus A.S.-Capital Appreciation Portfolio2                                   0.65              0.04            0.69
Dreyfus V.I.F.-Appreciation Portfolio                                        0.75              0.03            0.78
Dreyfus V.I.F.-Money Market Portfolio                                        0.50              0.08            0.58
Dreyfus V.I.F.-Growth and Income Portfolio                                   0.75              0.04            0.79
Dreyfus V.I.F.-Small Cap Portfolio                                           0.75              0.03            0.78
The Dreyfus Socially Responsible Growth Fund, Inc.                           0.75              0.04            0.79
Dreyfus Stock Index Fund                                                     0.25              0.01            0.26
Strong Opportunity Fund II, Inc.                                             1.00              0.14            1.14
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II          1.00              0.17            1.17
Deutsche VIT EAFE(REGISTERED)Equity Index Fund                               0.45              0.69            1.15
Deutsche VIT Equity 500 Index Fund                                           0.20              0.23            0.43
Deutsche VIT Small Cap Index Fund                                            0.35              0.83            1.18
INVESCO VIF-Equity Income Fund                                               0.75              0.44            1.19
INVESCO VIF-Total Return Fund                                                0.75              0.55            1.30
INVESCO VIF-High Yield Fund                                                  0.60              0.48            1.08
Morgan Stanley UIF, Inc.-Mid Cap Value Portfolio                             0.75              0.62            1.37
Morgan Stanley UIF, Inc.-Value Portfolio                                     0.55              0.67            1.22
Morgan Stanley UIF, Inc.-Fixed Income Portfolio                              0.40              0.56            0.96
Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio                          0.80              1.10            1.90
Morgan Stanley UIF, Inc.-Emerging Markets Equity Portfolio                   1.25              1.37            2.62
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio                    0.85              0.35            1.20
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio             0.75              0.42            1.17
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio                0.85              0.24            1.09
The Timothy Plan Small-Cap Variable Series                                   1.00              1.60            2.60


Examples                                                                       Example #1--Assuming Surrender

Standard Contracts                                                        If  the  owner  surrenders his or her
                                                                          Contract at the end of the applicable
                                                                          time  period,  the following expenses
                                                                          would   be   charged   on   a  $1,000
                                                                          investment:
--------------------------------------------------------------------------------------------------------------------
Sub-Account                                                                1 Year    3 Years   5 Years 10 Years
--------------------------------------------------------------------------------------------------------------------

Janus A.S.-Aggressive Growth Portfolio                                       $101      $150      $185     $304
Janus A.S.-Worldwide Growth Portfolio                                        $102      $151      $187     $308
Janus A.S.-Balanced Portfolio                                                $101      $150      $185     $304
Janus A.S.-Growth Portfolio                                                  $101      $150      $185     $304
Janus A.S.-International Growth Portfolio                                    $102      $152      $190     $316
Janus A.S.-Capital Appreciation Portfolio                                    $102      $150      $186     $307
Dreyfus V.I.F.-Appreciation Portfolio                                        $103      $153      $191     $318
Dreyfus V.I.F.-Money Market Portfolio                                        $101      $147      $180     $292
Dreyfus V.I.F.-Growth and Income Portfolio                                   $103      $153      $192     $320
Dreyfus V.I.F.-Small Cap Portfolio                                           $103      $153      $191     $318
The Dreyfus Socially Responsible Growth Fund, Inc.                           $103      $153      $192     $320
Dreyfus Stock Index Fund                                                      $97      $136      $161     $249
Strong Opportunity Fund II, Inc.                                             $106      $165      $212     $364
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II          $106      $165      $212     $365
Deutsche VIT EAFE(REGISTERED)Equity Index Fund                               $101      $149      $184     $301
Deutsche VIT Equity 500 Index Fund                                            $98      $137      $164     $254
Deutsche VIT Small Cap Index Fund                                             $99      $142      $173     $275
INVESCO VIF-Equity Income Fund                                               $107      $166      $214     $370
INVESCO VIF-Total Return Fund                                                $108      $170      $221     $384
INVESCO VIF-High Yield Fund                                                  $106      $163      $208     $357
Morgan Stanley UIF, Inc.-Mid Cap Value Portfolio                             $105      $162      $207     $353
Morgan Stanley UIF, Inc.-Value Portfolio                                     $103      $155      $195     $327
Morgan Stanley UIF, Inc.-Fixed Income Portfolio                              $102      $151      $187     $308
Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio                          $106      $163      $209     $359
Morgan Stanley UIF, Inc.-Emerging Markets Equity Portfolio                   $113      $185      $247     $443
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio                    $107      $167      $215     $372
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio             $106      $163      $209     $359
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio                $106      $163      $209     $358
The Timothy Plan Small-Cap Variable Series                                   $107      $166      $214     $369



Examples                                                                            Example #2--Assuming No Surrender

Standard Contracts                                                             If the owner does  not surrender his or her
                                                                               Contract,  or  if  it  is  annuitized,  the
                                                                               following  expenses  would  be  charged  on
                                                                               a  $1,000  investment  at  the  end  of the
                                                                               applicable time period:
----------------------------------------------------------------------------------------------------------------------------
Sub-Account                                                                   1 Year      3 Years      5 Years     10 Years
----------------------------------------------------------------------------------------------------------------------------

Janus A.S.-Aggressive Growth Portfolio                                          $21          $70         $125        $304
Janus A.S.-Worldwide Growth Portfolio                                           $22          $71         $127        $308
Janus A.S.-Balanced Portfolio                                                   $21          $70         $125        $304
Janus A.S.-Growth Portfolio                                                     $21          $70         $125        $304
Janus A.S.-International Growth Portfolio                                       $22          $72         $130        $316
Janus A.S.-Capital Appreciation Portfolio                                       $22          $70         $126        $307
Dreyfus V.I.F.-Appreciation Portfolio                                           $23          $73         $131        $318
Dreyfus V.I.F.-Money Market Portfolio                                           $21          $67         $120        $292
Dreyfus V.I.F.-Growth and Income Portfolio                                      $23          $73         $132        $320
Dreyfus V.I.F.-Small Cap Portfolio                                              $23          $73         $131        $318
The Dreyfus Socially Responsible Growth Fund, Inc.                              $23          $73         $132        $320
Dreyfus Stock Index Fund                                                        $17          $56         $101        $249
Strong Opportunity Fund II, Inc.                                                $26          $85         $152        $364
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II             $26          $85         $152        $365
Deutsche VIT EAFE(REGISTERED)Equity Index Fund                                  $21          $69         $124        $301
Deutsche VIT Equity 500 Index Fund                                              $18          $57         $104        $254
Deutsche VIT Small Cap Index Fund                                               $19          $62         $113        $275
INVESCO VIF-Equity Income Fund                                                  $27          $86         $154        $370
INVESCO VIF-Total Return Fund                                                   $28          $90         $161        $384
INVESCO VIF-High Yield Fund                                                     $26          $83         $148        $357
Morgan Stanley UIF, Inc.-Mid Cap Value Portfolio                                $25          $82         $147        $353
Morgan Stanley UIF, Inc.-Value Portfolio                                        $23          $75         $135        $327
Morgan Stanley UIF, Inc.-Fixed Income Portfolio                                 $22          $71         $127        $308
Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio                             $26          $83         $149        $359
Morgan Stanley UIF, Inc.-Emerging Markets Equity Portfolio                      $33         $105         $187        $443
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio                       $27          $87         $155        $372
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio                $26          $83         $149        $359
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio                   $26          $83         $149        $358
The Timothy Plan Small-Cap Variable Series                                      $27          $86         $154        $369


                                       8A


Standard Contracts with                                                       Example #1--Assuming Surrender

Administration Charge Waived                                              If  the  owner  surrenders his or her
                                                                          Contract at the end of the applicable
                                                                          time  period,  the following expenses
                                                                          would   be   charged   on   a  $1,000
                                                                          investment:
------------------------------------------------------------------------------------------------------------------------
Sub-Account                                                                1 Year     3 Years    5 Years     10 Years
------------------------------------------------------------------------------------------------------------------------

Janus A.S.-Aggressive Growth Portfolio                                    $100         $145        $177         $284
Janus A.S.-Worldwide Growth Portfolio                                     $100         $146        $178         $288
Janus A.S.-Balanced Portfolio                                             $100         $145        $177         $284
Janus A.S.-Growth Portfolio                                               $100         $145        $177         $284
Janus A.S.-International Growth Portfolio                                 $101         $148        $182         $296
Janus A.S.-Capital Appreciation Portfolio                                 $100         $145        $178         $287
Dreyfus V.I.F.-Appreciation Portfolio                                     $101         $148        $183         $299
Dreyfus V.I.F.-Money Market Portfolio                                      $99         $142        $171         $272
Dreyfus V.I.F.-Growth and Income Portfolio                                $101         $149        $184         $300
Dreyfus V.I.F.-Small Cap Portfolio                                        $101         $148        $183         $299
The Dreyfus Socially Responsible Growth Fund, Inc.                        $101         $149        $184         $300
Dreyfus Stock Index Fund                                                   $96         $131        $153         $228
Strong Opportunity Fund II, Inc.                                          $105         $160        $203         $345
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II       $105         $160        $204         $347
Deutsche VIT EAFE(REGISTERED)Equity Index Fund                            $100         $144        $176         $281
Deutsche VIT Equity 500 Index Fund                                         $96         $133        $155         $234
Deutsche VIT Small Cap Index Fund                                          $98         $138        $164         $254
INVESCO VIF-Equity Income Fund                                            $105         $161        $206         $352
INVESCO VIF-Total Return Fund                                             $106         $165        $212         $365
INVESCO VIF-High Yield Fund                                               $104         $158        $200         $338
Morgan Stanley UIF, Inc.-Mid Cap Value Portfolio                          $104         $157        $198         $334
Morgan Stanley UIF, Inc.-Value Portfolio                                  $102         $151        $187         $308
Morgan Stanley UIF, Inc.-Fixed Income Portfolio                           $100         $146        $178         $288
Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio                       $104         $159        $201         $340
Morgan Stanley UIF, Inc.-Emerging Markets Equity Portfolio                $111         $180        $239         $425
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio                 $105         $162        $207         $353
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio          $104         $159        $201         $340
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio             $104         $158        $201         $339
The Timothy Plan Small-Cap Variable Series                                $105         $161        $206         $350

The examples are not indicative of past or future  expenses or annual rates of return of any Portfolio.  Actual  expenses and annual rates of return may be more or less than those assumed in the examples.  The examples  assume the  reinvestment of all dividends and distributions,  no transfers among  Sub-Accounts or between the fixed account options and the  Sub-Accounts  and a 5% annual rate of return.  The  contract  maintenance  fee is  reflected  in the  examples  as a charge of $0.08 per year based on the ratio of actual contract  maintenance  fees  collected for the year ended  12/31/99 to total net assets as of 12/31/99.  The examples do not include charges for premium  taxes.  The examples  assume the purchase  payment  bonus is included in, and not added to, the $1,000  assumed investment.


                                                                 9

Standard Contracts with                                                      Example #2--Assuming No Surrender

Administration Charge Waived                                              If the owner does not surrender his or her
                                                                          Contract,  or  if  it  is  annuitized,  the
                                                                          following  expenses  would  be  charged  on
                                                                          a  $1,000  investment  at  the  end  of the
                                                                          applicable time period:
------------------------------------------------------------------------------------------------------------------------
Sub-Account                                                                1 Year      3 Years    5 Years     10 Years
------------------------------------------------------------------------------------------------------------------------

Janus A.S.-Aggressive Growth Portfolio                                     $20          $65         $117        $284
Janus A.S.-Worldwide Growth Portfolio                                      $20          $66         $118        $288
Janus A.S.-Balanced Portfolio                                              $20          $65         $117        $284
Janus A.S.-Growth Portfolio                                                $20          $65         $117        $284
Janus A.S.-International Growth Portfolio                                  $21          $68         $122        $296
Janus A.S.-Capital Appreciation Portfolio                                  $20          $65         $118        $287
Dreyfus V.I.F.-Appreciation Portfolio                                      $21          $68         $123        $299
Dreyfus V.I.F.-Money Market Portfolio                                      $19          $62         $111        $272
Dreyfus V.I.F.-Growth and Income Portfolio                                 $21          $69         $124        $300
Dreyfus V.I.F.-Small Cap Portfolio                                         $21          $68         $123        $299
The Dreyfus Socially Responsible Growth Fund, Inc.                         $21          $69         $124        $300
Dreyfus Stock Index Fund                                                   $16          $51          $93        $228
Strong Opportunity Fund II, Inc.                                           $25          $80         $143        $345
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II        $25          $80         $144        $347
Deutsche VIT EAFE(REGISTERED)Equity Index Fund                             $20          $64         $116        $281
Deutsche VIT Equity 500 Index Fund                                         $16          $53          $95        $234
Deutsche VIT Small Cap Index Fund                                          $18          $58         $104        $254
INVESCO VIF-Equity Income Fund                                             $25          $81         $146        $352
INVESCO VIF-Total Return Fund                                              $26          $85         $152        $365
INVESCO VIF-High Yield Fund                                                $24          $78         $140        $338
Morgan Stanley UIF, Inc.-Mid Cap Value Portfolio                           $24          $77         $138        $334
Morgan Stanley UIF, Inc.-Value Portfolio                                   $22          $71         $127        $308
Morgan Stanley UIF, Inc.-Fixed Income Portfolio                            $20          $66         $118        $288
Morgan Stanley UIF, Inc.-U.S. Real Estate Portfolio                        $24          $79         $141        $340
Morgan Stanley UIF, Inc.-Emerging Markets Equity Portfolio                 $31         $100         $179        $425
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio                  $25          $82         $147        $353
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio           $24          $79         $141        $340
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio              $24          $78         $141        $339
The Timothy Plan Small-Cap Variable Series                                 $25          $81         $146        $350

The examples are not indicative of past or future  expenses or annual rates of return of any Portfolio.  Actual  expenses and annual rates of return may be more or less than those assumed in the examples.  The examples  assume the  reinvestment of all dividends and distributions,  no transfers among  Sub-Accounts or between the fixed account options and the  Sub-Accounts  and a 5% annual rate of return.  The  contract  maintenance  fee is  reflected  in the  examples  as a charge of $0.08 per year based on the ratio of actual contract  maintenance  fees  collected for the year ended  12/31/99 to total net assets as of 12/31/99.  The examples do not include charges for premium  taxes.  The examples  assume the purchase  payment  bonus is included in, and not added to, the $1,000  assumed investment.

                                                                 9A


CONDENSED FINANCIAL INFORMATION

------------------------------------------------------------------------------------------------------------------------------------

                                                                                      Standard Contracts
                        Sub-Account                                      12/31/97          12/31/98          12/31/99
    -------------------------------------------------------------------------------------------------------------------------
       Janus           Aggressive Growth Portfolio
       Aspen                      Accumulation Unit Value                10.723950         14.199318          31.565210
       Series                     Accumulation Units Outstanding         2,830.076        53,896.345        329,807.902
                     --------------------------------------------------------------------------------------------------------
                       Worldwide Growth Portfolio
                                 Accumulation Unit Value                  9.935860         12.632936          20.488548
                                 Accumulation Units Outstanding         56,665.753       402,131.168      1,026,072.851
                     --------------------------------------------------------------------------------------------------------
                        Balanced Portfolio
                                 Accumulation Unit Value                 10.604609         14.043929          17.556100
                                 Accumulation Units Outstanding         30,519.754       373,285.807      1,571,579.505
                     --------------------------------------------------------------------------------------------------------
                        Growth Portfolio
                                 Accumulation Unit Value                 10.239960         13.699715          19.453513
                                 Accumulation Units Outstanding         32,737.591       172,190.630        643,514.256
                     --------------------------------------------------------------------------------------------------------
                        International Growth Portfolio
                                 Accumulation Unit Value                  9.735841         11.256365          20.234788
                                 Accumulation Units Outstanding         12,541.039        45,382.775        142,343.325
                     --------------------------------------------------------------------------------------------------------
                        Capital Appreciation Portfolio
                                 Accumulation Unit Value                       N/A               N/A          13.234548
                                 Accumulation Units Outstanding                N/A               N/A        471,936.628
    -------------------------------------------------------------------------------------------------------------------------
        Dreyfus         Appreciation Portfolio
        Variable                 Accumulation Unit Value                 10.103905         12.975443          14.262203
        Investment               Accumulation Units Outstanding         18,347.666       170,523.015        517,772.082
        Fund         --------------------------------------------------------------------------------------------------------
                        Money Market Portfolio
                                 Accumulation Unit Value                  1.016499          1.050876           1.083700
                                 Accumulation Units Outstanding              0.000       658,981.650      2,638,837.162
                     --------------------------------------------------------------------------------------------------------
                        Growth and Income Portfolio
                                 Accumulation Unit Value                 10.196538         11.243790          12.961023
                                 Accumulation Units Outstanding         32,231.762       159,409.837        331,756.261
                     --------------------------------------------------------------------------------------------------------
                        Small Cap Portfolio
                                 Accumulation Unit Value                 10.362314          9.867472          11.984035
                                 Accumulation Units Outstanding         41,359.506       171,968.905        275,503.637

        The Dreyfus Socially Responsible Growth Fund, Inc.
    -------------------------------------------------------------------------------------------------------------------------
                                 Accumulation Unit Value                 10.320883         13.169143          16.894039
                                 Accumulation Units Outstanding         26,332.500       140,614.024        408,482.196
    -------------------------------------------------------------------------------------------------------------------------
        Dreyfus Stock Index Fund
                                 Accumulation Unit Value                 10.479569         13.250646          15.760394
                                 Accumulation Units Outstanding         69,510.645       779,485.606      2,129,772.165
    -------------------------------------------------------------------------------------------------------------------------
        Strong Opportunity Fund II, Inc.
                                 Accumulation Unit Value                 10.727356         12.012034          15.981484
                                 Accumulation Units Outstanding          6,416.208        72,644.387        138,453.066
    -------------------------------------------------------------------------------------------------------------------------
        Strong Variable Insurance Funds, Inc.-Strong Mid Cap
        Growth Fund II
                                   Accumulation Unit Value               10.707133         13.587521          25.444156
                                   Accumulation Units Outstanding        2,147.556        33,197.715        120.559.085
    -------------------------------------------------------------------------------------------------------------------------
        Deutsche          Deutsche VIT EAFE(REGISTERED) Equity Index Fund
        Asset                      Accumulation Unit Value                     N/A               N/A          11.958486
        Management                 Accumulation Units Outstanding              N/A               N/A          6,821.832
        VIT Funds     -------------------------------------------------------------------------------------------------------
                          Deutsche VIT Equity 500 Index Fund
                                   Accumulation Unit Value                     N/A               N/A          10.815237
                                   Accumulation Units Outstanding              N/A               N/A         73,596.514
                      -------------------------------------------------------------------------------------------------------
                          Deutsche VIT Small Cap Index Fund
                                   Accumulation Unit Value                     N/A               N/A          11.606269
                                   Accumulation Units Outstanding              N/A               N/A         15,259.149
   --------------------------------------------------------------------------------------------------------------------------
        INVESCO           INVESCO VIF-Equity Income Fund
        Variable                   Accumulation Unit Value               10.659157         12.120155          13.726769
        Investment                 Accumulation Units Outstanding       33,269.953       200,541.938        553,696.171
        Funds, Inc.   -------------------------------------------------------------------------------------------------------
                          INVESCO VIF-Total Return Fund
                                   Accumulation Unit Value               10.503108         11.348675          10.811807
                                   Accumulation Units Outstanding       14,641.934       154,762.526        258,825.173
                      -------------------------------------------------------------------------------------------------------
                          INVESCO VIF-High Yield Fund
                                   Accumulation Unit Value               10.687084         10.689459          11.510803
                                   Accumulation Units Outstanding       10,260.821        70,047.913        221,636.210



                                                                 10


                                                                                      Standard Contracts
                        Sub-Account                                      12/31/97          12/31/98          12/31/99
    -------------------------------------------------------------------------------------------------------------------------
        Morgan Stanley    Mid Cap Value Portfolio
        UIF, Inc.                  Accumulation Unit Value               11.113227         12.705082        15.049488
                                   Accumulation Units Outstanding       16,674.966       111,076.120      183,388.647
                      -------------------------------------------------------------------------------------------------------
                          Value Portfolio
                                   Accumulation Unit Value               10.204064          9.848411         9.536137
                                   Accumulation Units Outstanding        9,944.401        34,212.111       78,330.649
                      -------------------------------------------------------------------------------------------------------
                          Fixed Income Portfolio
                                   Accumulation Unit Value               10.412276         11.079965        10.749115
                                   Accumulation Units Outstanding            4.653        46,348.096      279,193.758
                      -------------------------------------------------------------------------------------------------------
                          U.S. Real Estate Portfolio
                                   Accumulation Unit Value               11.101269          9.758808         9.482378
                                   Accumulation Units Outstanding        7,200.060        43,786.457       86,941.426
                      -------------------------------------------------------------------------------------------------------
                          Emerging Markets Equity Portfolio
                                   Accumulation Unit Value                7.911559          5.915866        11.416896
                                   Accumulation Units Outstanding        9,042.956        30,255.642       56,080.554
   --------------------------------------------------------------------------------------------------------------------------
        PBHG              PBHG Growth II Portfolio
        Insurance                  Accumulation Unit Value                9.511124         10.147606        19.835104
        Series                     Accumulation Units Outstanding        6,195.935        24,618.770       67,359.578
        Fund, Inc.    -------------------------------------------------------------------------------------------------------
                          PBHG Large Cap Growth Portfolio
                                   Accumulation Unit Value               10.150555         13.076352        21.307087
                                   Accumulation Units Outstanding       11,415.131        31,474.961      158,614.893
                      -------------------------------------------------------------------------------------------------------
                          PBHG Technology & Communications Portfolio
                                   Accumulation Unit Value                9.057045         11.808346        38.941384
                                   Accumulation Units Outstanding       20,974.008        65,820.143      433,441.908
   --------------------------------------------------------------------------------------------------------------------------
        The Timothy Plan Small-Cap Variable Series
                                   Accumulation Unit Value                     N/A         10.283942        12.097693
                                   Accumulation Units Outstanding              N/A        29,293.327       94,238.615


The  above  table  gives  year-end   Accumulation   Unit  information  for  each
Sub-Account from the end of the year of inception to December 31, 1999. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Sub-Account other than the Dreyfus VIF Money Market Portfolio Sub-Account was 10.000000 as of July 15, 1997 (the Separate Account commencement date), or as of May 1, 1998 (the effective date of the Sub-Account) for The Timothy Plan Small-Cap Variable Series, or as of May 1, 1999 (the effective date of the Sub-Account) for the Janus Aspen Series Capital
Appreciation Portfolio and the three Deutsche Asset Management VIT Funds Portfolios. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Sub-Account was 1.000000 as of July 15, 1997. No Contracts with Administration Charge waived were issued as of December 31, 1999.

Financial Statements

The financial statements and reports of independent auditors for the Company and
for  the  Separate   Account  are  included  in  the   statement  of  additional
information.

PERFORMANCE INFORMATION

From time to time, the Company may advertise yields and/or total returns for the Sub-Accounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the statement of additional information.

Yield Data

The "yield" of the money market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. The "effective yield" of the money market Sub-Account is the same as the "yield" except that it assumes reinvestment of the income earned in that Sub-Account. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company does not advertise yields for any Sub-Account other than the money market Sub-Account.

Total Return Data

The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge ("CDSC") reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.

"Average annual total return" is either hypothetical or actual return data that reflects performance of a Sub-Account for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Sub-Account has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Sub-Account from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.

Other Performance Measures

The Company may include in reports and promotional literature rankings of the Sub-Accounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average and Morningstar.

The Company may also:

o compare the performance of a Sub-Account with applicable indices and/or industry averages;

o present performance information that reflects the effects of tax-deferred compounding on Sub-Account investment returns;

o compare investment return on a tax-deferred basis with currently taxable investment return; o illustrate investment returns by graphs, charts, or otherwise.



                                      12A

THE PORTFOLIOS

--------------------------------------------------------------------------------
The Separate Account is currently divided into 29 Sub-Accounts. Each Sub-Account is invested in a Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Sub-Accounts.

All dividends and capital gains distributed by the Portfolios are reinvested by the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to owners.

The Securities and Exchange Commission does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

JANUS ASPEN SERIES

Advisor:                                 Aggressive Growth Portfolio
Janus Capital Corporation                A  non-diversified portfolio that seeks
                                         long-term    growth   of   capital   by
                                         investing  primarily  in common  stocks
                                         selected  for their  growth  potential,
                                         and  normally  invests  at least 50% of
                                         its  equity   assets  in   medium-sized
                                         companies.

Advisor:                                 Worldwide Growth Portfolio
Janus Capital Corporation                A  diversified  portfolio  that   seeks
                                         long-term growth of capital in a manner
                                         consistent  with  the  preservation  of
                                         capital  by   investing   primarily  in
                                         common  stocks of companies of any size
                                         throughout  the  world.   International
                                         investing  may present  special  risks,
                                         including  currency   fluctuations  and
                                         social and political developments.

Advisor:                                 Balanced Portfolio
Janus Capital Corporation                A   diversified  portfolio  that  seeks
                                         long-term  capital  growth,  consistent
                                         with   preservation   of  capital   and
                                         balanced   by   current   income.   The
                                         Portfolio  normally  invests  40-60% of
                                         its  assets  in   securities   selected
                                         primarily  for their  growth  potential
                                         and 40-60% of its assets in  securities
                                         selected  primarily  for  their  income
                                         potential.  The Portfolio will normally
                                         invest  at least  25% of its  assets in
                                         fixed-income securities.

Advisor:                                 Growth Portfolio
Janus Capital Corporation                A   diversified  portfolio  that  seeks
                                         long-term growth of capital in a manner
                                         consistent  with  the  preservation  of
                                         capital  by   investing   primarily  in
                                         common stocks selected for their growth
                                         potential.  Although the  Portfolio can
                                         invest in  companies  of any  size,  it
                                         generally   invests  in  larger,   more
                                         established companies.

Advisor:                                 International Growth Portfolio
Janus Capital Corporation                A   diversified  portfolio  that  seeks
                                         long-term    growth   of   capital   by
                                         investing  at  least  65% of its  total
                                         assets in securities from at least five
                                         different   countries,   excluding  the
                                         United States.  International investing
                                         may present  special  risks,  including
                                         currency  fluctuations  and  social and
                                         political developments.

Advisor:                                 Capital Appreciation Portfolio
Janus Capital Corporation                A  non-diversified portfolio that seeks
                                         long-term    growth   of   capital   by
                                         investing  primarily  in common  stocks
                                         selected  for their  growth  potential.
                                         The  Portfolio  may invest in companies
                                         of    any    size,     from     larger,
                                         well-established  companies to smaller,
                                         emerging growth companies.

DREYFUS PORTFOLIOS

Advisor:                                 Dreyfus Variable Investment Fund-
The Dreyfus Corporation                  Appreciation Portfolio
                                         The  Appreciation  Portfolio  seeks  to
Sub-Advisor:                             provide   long-term   capital    growth
Fayez Sarofim & Co.                      consistent  with  the  preservation  of
                                         capital.  Current income is a secondary
                                         goal.  It seeks to achieve its goals by
                                         investing in common stocks  focusing on
                                         "blue chip" companies with total market
                                         values of more than $5  billion  at the
                                         time of purchase.

Advisor:                                 Dreyfus Variable  Investment Fund-Money
The Dreyfus Corporation                  Market Portfolio
                                         The  Money  Market  Portfolio  seeks to
                                         provide  as  high a  level  of  current
                                         income  as  is   consistent   with  the
                                         preservation   of   capital   and   the
                                         maintenance    of    liquidity.    This
                                         Portfolio   invests  in  a  diversified
                                         portfolio  of high  quality  short-term
                                         debt  securities.  An investment in the
                                         Money   Market   Portfolio  is  neither
                                         insured nor  guaranteed  by the Federal
                                         Deposit  Insurance  Corporation  or any
                                         other government  agency.  Although the
                                         Portfolio  seeks to preserve  the value
                                         of your  investment at $1.00 per share,
                                         it  is   possible   to  lose  money  by
                                         investing in the Portfolio.

Advisor:                                 Dreyfus Variable Investment Fund-Growth
The Dreyfus Corporation                    and Income Portfolio
                                         The Growth and Income  Portfolio  seeks
                                         long-term   capital   growth,   current
                                         income and growth of income, consistent
                                         with reasonable  investment  risk. This
                                         Portfolio invests in stocks,  bonds and
                                         money  market  instruments  of domestic
                                         and foreign issuers.

Advisor:                                 Dreyfus Variable  Investment Fund-Small
The Dreyfus Corporation                  Cap Portfolio
                                         The  Small  Cap   Portfolio   seeks  to
                                         maximize  capital  appreciation.   This
                                         Portfolio  generally  invests  at least
                                         65% of its  assets in  common  stock of
                                         U.S.   and  foreign   companies.   This
                                         Portfolio    focuses    on    small-cap
                                         companies  with total market  values of
                                         less than $1.5 billion.

Advisor:                                 The Dreyfus Socially Responsible Growth
The Dreyfus Corporation                     Fund, Inc.
                                         The Dreyfus Socially Responsible Growth
Sub-Advisor:                             Fund,  Inc.  seeks to  provide  capital
NCM Capital Management Group, Inc.       growth   with   current   income  as  a
                                         secondary  goal. To pursue these goals,
                                         the   Fund    invests    primarily   in
                                         Sub-Advisor: common stock, of companies
                                         that,  in the  opinion  of  the  Fund's
                                         management,    meet   traditional   NCM
                                         Capital    Management    Group,    Inc.
                                         investment standards, and conduct their
                                         business in a manner  that  contributes
                                         to  the  enhancement  of the quality of
                                         life in America.

Advisor:                                 Dreyfus Stock Index Fund
The Dreyfus Corporation                  The  Dreyfus  Stock Index Fund seeks to
                                         match the total  return of the Standard
Index Manager:                           &  Poor's  500  composite  Stock  Price
Mellon Equity Associates (an             Index.  To  pursue  this goal, the Fund
affiliate of Dreyfus)                    generally  invests in all 500 stocks in
                                         the  S&P  500 in  proportion  to  their
                                         weighting in the index. The Fund is not
                                         sponsored,  endorsed,  sold or promoted
                                         by  Standard  & Poor's  and  Standard &
                                         Poor's    makes    no    representation
                                         regarding the advisability of investing
                                         in the Fund.

STRONG PORTFOLIOS

Advisor:                                 Strong Opportunity Fund II, Inc.
Strong Capital Management, Inc.          The  investment objective of the Strong
                                         Opportunity Fund II is  to seek capital
                                         growth.    It   currently    emphasizes
                                         medium-sized companies that the advisor
                                         believes   are   under-researched   and
                                         attractively valued.

Advisor:                                 Strong Variable Insurance Funds, Inc.-
Strong Capital Management,               Strong Mid Cap Growth Fund II
Inc.                                     The investment objective  of the Strong
                                         Mid  Cap  Growth  Fund  II is  to  seek
                                         capital growth. It invests primarily in
                                         equity   securities   that  the  Fund's
                                         managing    advisor    believes    have
                                         above-average  growth  prospects.  This
                                         Portfolio   was  formerly   called  the
                                         Strong Growth Fund II.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS

Advisor:                                 Deutsche  VIT  EAFE(REGISTERED)  Equity
Bankers Trust Company                      Index Fund
                                         The  EAFE(REGISTERED)Equity  Index Fund
                                         seeks  to   replicate   as  closely  as
                                         possible (before deduction of expenses)
                                         the  total  return  of  Morgan  Stanley
                                         Capital   International   (MSCI)   (the
                                         "EAFE(REGISTERED)   Index"),  a  widely
                                         accepted benchmark of stock performance
                                         of major companies in Europe, Australia
                                         and the Far East.  The Fund will invest
                                         primarily  in  international  companies
                                         that compose the EAFE(REGISTERED)Index,
                                         using statistical  methods to replicate
                                         the  EAFE(REGISTERED)in   approximately
                                         the   same    weightings.    Securities
                                         purchased  by the Fund will  generally,
                                         but not  necessarily,  be  traded  on a
                                         foreign securities exchange.

Advisor:                                 Deutsche VIT Equity 500 Index Fund
Bankers Trust Company                    The  Equity  500  Index  Fund  seeks to
                                         replicate   as  closely   as   possible
                                         (before   deduction  of  expenses)  the
                                         total  return of the  Standard & Poor's
                                         500  Composite  Stock  Price Index (the
                                         "S&P      500(REGISTERED)"),      which
                                         emphasizes   stocks   of   large   U.S.
                                         Companies.  The  Portfolio  will invest
                                         primarily  in the common stock of those
                                         companies  included  in  the  S&P  500,
                                         selected   on  the  basis  of  computer
                                         generated  statistical  data,  that are
                                         deemed  representative  of the industry
                                         diversification of the entire S&P 500.

Advisor:                                 Deutsche VIT Small Cap Index Fund
Bankers Trust Company                    The  Small  Cap  Index  Fund  seeks  to
                                         seeks  to   replicate   as  closely  as
                                         possible   (before  the   deduction  of
                                         expenses)   the  total  return  of  the
                                         Russell  2000  Small  Stock  Index (the
                                         "Russell  2000(REGISTERED)"),  an index
                                         consisting           of           2,000
                                         small-capitalization common stocks. The
                                         Fund will invest primarily in companies
                                         included  in the Russell  2000,  on the
                                         basis  of  statistical  data,  that are
                                         deemed  representative  of the industry
                                         diversification  of the entire  Russell
                                         2000.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

Advisor:                                 INVESCO VIF-Equity Income Fund
INVESCO Funds Group, Inc.                The  primary  goal of the INVESCO  VIF-
                                         Equity  Income  Fund  is to  seek  high
                                         current income.  The Portfolio normally
                                         invests  at least 65% of its  assets in
                                         dividend  paying  common and  preferred
                                         stock.   This  Portfolio  was  formerly
                                         called the Industrial Income Portfolio.

Advisor:                                 INVESCO VIF-Total Return Fund
INVESCO Funds Group, Inc.                The   investment  objective   of    the
                                         INVESCO  VIF-Total  Return  Fund  is to
                                         seek a high total return on  investment
                                         through   capital    appreciation   and
                                         current income.  The INVESCO  VIF-Total
                                         Return  Fund  seeks to  accomplish  its
                                         objective by investing in a combination
                                         of  equity  securities  (consisting  of
                                         common stocks and, to a lesser  degree,
                                         securities   convertible   into  common
                                         stock) and fixed income securities.

Advisor:                                 INVESCO VIF-High Yield Fund
INVESCO Funds Group, Inc.                The   investment   objective   of   the
                                         INVESCO  VIF-High Yield Fund is to seek
                                         a  high  level  of  current  income  by
                                         investing   substantially  all  of  its
                                         assets in lower  rated debt  securities
                                         and   preferred    stocks,    including
                                         securities issued by foreign companies.
                                         The  Portfolio  pursues its  investment
                                         objective   through   investment  in  a
                                         variety          of          long-term,
                                         intermediate-term,    and    short-term
                                         bonds.  Potential capital  appreciation
                                         is  a  factor  in  the   selection   of
                                         investments,  but is  secondary  to the
                                         Portfolio's   primary  objective.   For
                                         further   discussion   of   the   risks
                                         associated  with  investment  in  lower
                                         rated  bonds,  please see the  attached
                                         INVESCO Variable Investment Funds, Inc.
                                         prospectus.


PBHG INSURANCE SERIES FUND, INC.

Advisor:                                 PBHG Growth II Portfolio
Pilgrim Baxter & Associates,             The investment objective  of the   PBHG
Ltd.                                     Insurance Series Growth II Portfolio is
                                         to  seek  capital   appreciation.   The
                                         Portfolio  invests  primarily in common
                                         stocks and  convertible  securities  of
                                         small and medium sized growth companies
                                         (market    capitalization   or   annual
                                         revenues  between  $500 million and $10
                                         billion)   that,   in   the   Advisor's
                                         opinion,  have strong business momentum
                                         earnings   growth  and   potential  for
                                         significant capital appreciation.

Advisor:                                 PBHG Large Cap Growth Portfolio
Pilgrim Baxter & Associates,             The investment  objective  of the  PBHG
Ltd.                                     Insurance   Series   Large  Cap  Growth
                                         Portfolio is to seek  long-term  growth
                                         of  capital.   The  Portfolio   invests
                                         primarily  in  common  stocks  of large
                                         capitalization     companies    (market
                                         capitalization in excess of $1 billion)
                                         that,  in the Advisor's  opinion,  have
                                         strong  business   momentum  growth  in
                                         earnings  and   potential  for  capital
                                         appreciation.

Advisor:                                 PBHG Technology & Communications
Pilgrim Baxter & Associates,             Portfolio
Ltd.                                     The  investment  objective  of the PBHG
                                         Insurance    Series     Technology    &
                                         Communications  Portfolio  is  to  seek
                                         long-term  growth of  capital.  Current
                                         income is incidental to the Portfolio's
                                         objective.     The     Portfolio,     a
                                         non-diversified fund, invests primarily
                                         in  common  stocks of  companies  doing
                                         business    in   the    Technology    &
                                         Communications  sectors of the  market.
                                         The  Portfolio  is  concentrated  which
                                         means it will invest 25% or more of its
                                         total  assets  in  one or  more  of the
                                         industries within these sectors.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Advisor:                                 Mid Cap Value Portfolio
Miller  Anderson & Sherrerd,             The investment objective of the Mid Cap
LLP (an indirect wholly owned            Value  Portfolio  is  to  seek   above-
subsidiary of Morgan Stanley             average  total  of return over a market
Dean Witter & Co.)                       cycle  of  three  to  five  years    by
                                         investing  primarily  in common  stocks
                                         of companies with  capitalization's  in
                                         the range of companies  included in the
                                         S&P  MidCap 400 Index  (currently  $500
                                         million  to  billion).   The  Portfolio
                                         purchases  stocks that typically do not
                                         pay  dividends.  The  Advisor  analyzes
                                         securities to identify  stocks that are
                                         undervalued,  and measures the relative
                                         attractiveness   of   the   Portfolio's
                                         current  holdings   against   potential
                                         purchases.

Advisor:                                 Value Portfolio
Miller  Anderson  &  Sherrerd,           The  investment objective  of the Value
LLP (an indirect  wholly owned           Portfolio  is  to  seek   above-average
subsidiary  of Morgan  Stanley           total  return  over   a market cycle of
Dean  Witter & Co.)                      three  to  five    years  by  investing
                                         primarily in common stocks of companies
                                         with  equity  capitalization's  greater
                                         than  $2.5   billion.   The   Portfolio
                                         focuses on stocks that are  undervalued
                                         in comparison  with the stock market as
                                         a  whole,  as  measured  by the S&P 500
                                         Index.   The   Portfolio  may  purchase
                                         stocks that do not pay  dividends,  and
                                         it may invest,  to a limited extent, in
                                         foreign equity securities.

Advisor:                                 Fixed Income Portfolio
Miller Anderson & Sherrerd,              The  investment  objective of the Fixed
LLP (an indirect  wholly owned           Income  Portfolio  is  to  seek  above-
subsidiary of Morgan Stanley             average  total  return  over  a  market
Dean Witter & Co.)                       cycle  of  three  to  five  years    by
                                         investing  primarily  in a  diversified
                                         mix  of  dollar-denominated  investment
                                         grade    fixed    income    securities,
                                         particularly U.S. Government, corporate
                                         and mortgage securities.  The Portfolio
                                         ordinarily  will  maintain  an  average
                                         weighted  maturity  in  excess  of five
                                         years.   The   Portfolio   may   invest
                                         opportunistically                    in
                                         non-dollar-denominated  securities  and
                                         below investment grade securities.

Advisor:                                 U.S. Real Estate Portfolio
Morgan Stanley Asset                     The  investment  objective  of the U.S.
Management (a wholly owned               Real  Estate  Portfolio   is   to  seek
subsidiary of Morgan Stanley             above-average   current  income     and
Dean Witter & Co.)                       long-term   capital   appreciation   by
                                         investing     primarily    in    equity
                                         securities   of   U.S.   and   non-U.S.
                                         companies  engaged  in  the  U.S.  real
                                         estate industry,  including Real Estate
                                         Investment Trusts (REITs).

Advisor:                                 Emerging Markets Equity Portfolio
Morgan  Stanley  Asset                   The  investment  objective   of     the
Management (a wholly owned               Emerging  Markets  Equity  Portfolio is
subsidiary of Morgan Stanley             long-term   capital   appreciation   by
Dean Witter & Co.)                       investing    primarily  in       equity
                                         securities   of  issuers  in   emerging
                                         market  countries.  The Portfolio seeks
                                         to  maximize  returns by  investing  in
                                         growth-oriented  equity  securities  in
                                         emerging   markets.   The   Portfolio's
                                         investment  approach  combines top-down
                                         country allocation with bottom-up stock
                                         selection.     Investment     selection
                                         criteria  include   attractive   growth
                                         characteristics,  reasonable valuations
                                         and    management    with   a    strong
                                         shareholder value orientation.

THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES

Advisor:                                 The Timothy Plan Small-Cap Variable
Timothy Partners, Ltd.                   Series
                                         The primary investment objective of The
                                         Timothy Plan Small-Cap  Variable Series
                                         is to seek  long-term  capital  growth,
                                         with a secondary  objective  of current
                                         income.  The  Portfolio  shall  seek to
                                         achieve its objectives while abiding by
                                         ethical   standards   established   for
                                         investments  by  the   Portfolio.   The
                                         securities in which the Portfolio shall
                                         be precluded from investing,  by virtue
                                         of the Portfolio's  ethical  standards,
                                         are referred to as excluded securities.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS

The Company may add or delete Sub-Accounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Sub-Accounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Sub-Accounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Sub-Account or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify owners before it eliminates a Sub-Account or substitutes a Portfolio.

New Sub-Accounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Sub-Accounts will be made available to existing owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

VOTING RIGHTS

To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Sub-Account. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an owner may vote will be calculated separately for each Sub-Account. The number will be determined by applying the owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account.

The owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from owners of all Contracts participating in the Sub-Account.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*Neither the owner nor payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.


                                      18A

ANNUITY INVESTORS LIFE INSURANCE COMPANY(REGISTERED)

--------------------------------------------------------------------------------

Annuity Investors Life Insurance Company(REGISTERED) (the "Company") is a stock life insurance company. It was incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 250 East Fifth Street, Cincinnati, Ohio 45202.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(REGISTERED)which is a wholly owned subsidiary of American Annuity Group(REGISTERED), Inc., ("AAG") a publicly traded insurance holding company (NYSE: AAG). AAG is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Annuity Investors(REGISTERED) Variable Account B was established by the Company as an insurance company separate account under the laws of the State of Ohio on December 19, 1996, pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the Securities and Exchange Commission under the 1940 Act as a unit investment trust. However, the Securities and Exchange Commission does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts that invest in the Separate Account.

AAG SECURITIES, INC.
--------------------------------------------------------------------------------

AAG Securities, Inc. ("AAGS"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. AAG Securities is a wholly owned subsidiary of AAG. AAGS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 250 East Fifth Street, Cincinnati, Ohio 45202. The Company pays AAGS for acting as underwriter according to the terms of a distribution agreement.

AAGS sells Contracts through its registered representatives. In addition, AAGS may enter into sales agreements with other broker-dealers to solicit applications for the Contracts through its registered representatives. These broker-dealers are registered with the Securities and Exchange Commission and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.

The Company or AAGS may pay commissions to registered representatives of AAGS and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced by one-half for Contracts issued to owners over age 80. When permitted by state law and in exchange for lower initial commissions, AAGS and/or the Company may pay trail commissions to registered representatives of AAGS and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or AAGS may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of AAGS and/or other broker-dealers.

                                      19A

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

Charges and Deductions By the Company

There are two types of charges and deductions by the Company. There are charges assessed to the Contract which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, premium taxes where applicable and transfer fees. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Sub-Accounts. These charges are the mortality and expense risk charge and the administration charge.

The Company will never charge more to a Contract than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to owners.

Notwithstanding the above, the Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section beginning on page 27 of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section on page 29 of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

Contingent Deferred Sales Charge ("CDSC")

Purpose of Charge       Offset expenses incurred by  the  Company in the sale of
                        the Contracts, including commissions paid and costs of sales literature.

Amount of Charge        Up to 8% of each purchase payment depending on number of
                        years elapsed since receipt of the purchase payment.


============================================================================================================================
Number of full years elapsed between date
of receipt of purchase payment and date          0        1        2        3       4        5        6        7     8 or
request for surrender received                                                                                       more
----------------------------------------------------------------------------------------------------------------------------
CDSC as a percentage of purchase payment
surrendered                                     8%       8%       8%       7%       6%      5%       3%       2%       0%
============================================================================================================================


When Assessed                On  partial or full surrenders of purchase payments
                             during Accumulation Period.

Assessed Against What        Purchase  payments  only,  not  earnings.  See  the
                             Surrenders   section   of   this   prospectus   for
                             information on order of withdrawal of earnings and purchase payments.

Waivers                      o    Free withdrawal privilege.  See the Surrenders
                                  section for information.

                             o    In the  Company's discretion where the Company
                                  incurs reduced sales and servicing   expenses.

                             o    Upon  separation   from   service  if Contract
                                  issued  with   employer  plan  endorsement  or
                                  deferred compensation endorsement.

                             o If Contract is issued with a tax sheltered annuity endorsement (and without an employer plan endorsement): (i) upon separation from service if owner has attained age 55 and Contract has been in force for at least seven years; or (ii) after Contract has been in force fifteen years or more.

                              o   Long   term   care   waiver  rider.   See  the
                                  Surrenders section for information.

                              o If the Social Security Administration determines after the Contract is issued that the owner is "disabled" as that term is defined in the Social Security Act of 1935, as amended.

                              o Successor owner endorsement. See the Account Value section for information.

                              o   Where required to satisfy state law.

Contract Maintenance Fee

Purpose of Charge                 Offset   expenses   incurred   in  issuing the
                                  Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge                  $30.00 per year.

When Assessed                     During  the  Accumulation Period the charge is
                                  deducted on each anniversary of the effective date of the Contract, and at time of full surrender. During the Benefit Payment Period a portion of the charge is deducted from each variable dollar benefit payment.

Assessed Against What             Amounts   invested   in    the   Sub-Accounts.
                                  During the Accumulation Period, the charge is deducted pro rata from the Sub-Accounts in which the Contract has an interest on the date of the charge. During the Benefit Payment
                                  Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the fixed account options.

Waivers                       o   During  Accumulation  Period  if  the Account
                                  Value is at least $40,000 on the date of the charge (individual contracts only).

                              o   During Benefit Payment Period  if   the amount
                                  applied to a variable dollar benefit is at least $40,000 (individual contracts only).

                              o In the Company's discretion where the Company incurs reduced sales and servicing expenses.

                              o During Benefit Payment Period where required to satisfy state law.

Transfer Fee

Purpose of Charge             Offset   cost  incurred   in   administering   the
                              Contracts.

Amount of Charge              $25  for  each  transfer  in excess  of  12 in any
                              contract year. The Company reserves the right to change the amount of this charge at any time.

When Assessed                 During Accumulation Period.

Assessed Against What         Deducted from amount transferred.

Waivers Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Administration Charge

Purpose of Charge             Offset  expenses  incurred  in  administering  the
                              Contracts and the  Separate  Account.

Amount of Charge              Daily  charge  equal to 0.000411% of the daily Net
                              Asset   Value   for   each   Sub-Account,    which
                              corresponds  to an annual effective rate of 0.15%.

When Assessed                 During  the  Accumulation  Period  and  during the
                              Benefit  Payment  Period  if  a  variable   dollar
                              benefit is elected.

Assessed Against What         Amounts invested in the Sub-Accounts. Not assessed
                              against the fixed account options.

Waivers                       May  be   waived  or  reduced  in  the   Company's
                              discretion  where  the  Company  incurs    reduced
                              sales and servicing expenses.

Mortality and Expense Risk Charge

Purpose of Charge             Compensation  for  bearing  certain  mortality and
                              expense  risks  under  the   Contract.   Mortality
                              risks arise from the Company's obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge              Daily  charge equal to 0.003403% of the  daily Net
                              Asset   Value   for   each   Sub-Account,    which
                              corresponds to an effective  annual rate of 1.25%.
                              The Company estimates that the mortality risk component of this charge is 0.75% and the expense risk component is 0.50%.

When Assessed                 During  the  Accumulation  Period,  and during the
                              Benefit   Payment  Period  if  a  variable  dollar
                              benefit is elected.

Assessed Against What         Amounts invested in the Sub-Accounts. Not assessed
                              against the fixed account options.

Waivers                       None.


Premium Taxes

Certain state and local governments impose premium taxes. These taxes currently range up to 5.0% depending upon the jurisdiction. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company has a tax liability under state law.

Discretionary Waivers of Charges

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

Expenses of the Portfolios

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and statement of additional information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Fee Table on page 6 of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

THE CONTRACTS

--------------------------------------------------------------------------------
Each Contract is an agreement between the Company and the owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant's interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.

Right to Cancel

The owner of an individual Contract may cancel it before midnight of the twentieth day following the date the owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s paid for it, plus or minus any investment gains or losses under the Contract, and less the bonus amounts credited to the purchase payment(s), as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payment(s), less the bonus amounts, without any investment gain or loss, during all or part of the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts.

Persons With Rights Under a Contract

Owner: The owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect settlement option, designate annuitant, beneficiary and payee). An owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. In the case of a group Contract, the participant will have the rights of an owner unless restricted by the terms of an employer plan. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred.

Joint Owners: There may be joint owners of a non-tax-qualified Contract. Joint owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint owner who is not the spouse of a deceased owner may not become a successor owner, but will be deemed to be the beneficiary of the death benefit which becomes payable on the death of the first owner to die, regardless of any beneficiary designation.

Successor Owner: The surviving spouse of a deceased owner may become a successor owner if the surviving spouse was either the joint owner or sole surviving beneficiary under the Contract. In order for a spouse to become a successor owner, the owner must make an election prior to the owner's death, or the surviving spouse must make an election within one year of the owner's death.

Annuitant: The annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The annuitant is the same person as the owner under a tax-qualified Contract. The owner may designate an annuitant under a non-tax-qualified Contract.

Beneficiary: The person entitled to receive the death benefit. The owner may designate the beneficiary, except that a surviving joint owner will be deemed to be the beneficiary regardless of any designation. If no beneficiary is designated, and there is no surviving joint owner, the owner's estate will be the beneficiary. The beneficiary will be the measuring life for life contingent
death  benefit   payments.

Payee: Under a tax-qualified Contract, the owner-annuitant is the payee of annuity benefits. Under a non-tax-qualified Contract, the owner may designate the payee of annuity benefits. Irrevocable naming of a payee other than the owner can have adverse tax consequences. The beneficiary is the payee of the death benefit.

Assignee: Under a tax-qualified Contract, assignment is not permitted. The owner of a non-tax-qualified Contract may assign most of his/her rights or benefits

                                      23A
under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ACCUMULATION PERIOD
--------------------------------------------------------------------------------

Each Contract allows for an Accumulation Period during which purchase payments are invested according to the owner's instructions. During the Accumulation Period, the owner can control the allocation of investments through telephone transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone transfer procedures are described in the Transfers section beginning on page 27 of this prospectus. The owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans if available. These withdrawal features are described more fully in the Surrenders and Contract Loans sections on pages 29 and 30 of this prospectus.

Account Statements

During the Accumulation Period, the Company will provide at least once each contract year a report of the Contract's Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

Account Value

The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of: (1) amounts invested in the fixed investment options plus the fixed rate(s) of interest earned on those amounts as of that time; and (2) the value of the owner's interest in the Sub-Accounts as of that time. The value of the owner's interest in the Sub-Accounts at any time is equal to the sum of the number of Accumulation Units for each Sub-Account attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Sub-Account at the end of the preceding Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

Accumulation Units

Amounts allocated or transferred to a Sub-Account are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit Value for that Sub-Account as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

o        transfer from a Sub-Account

o        full or partial surrender from the Sub-Accounts

o        payment of a death benefit

o        application of the amounts in the Sub-Accounts to a settlement option

o        deduction of the contract maintenance fee

o        deduction of any transfer fee

Successor Owner Endorsement

If the Contract is modified by the successor owner endorsement, and the surviving spouse of a deceased owner becomes a successor owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become successor owner will be deemed to be instructions as to the form of death benefit. The election to become successor owner must be made within one year of the date of the owner's death.

The successor owner endorsement may not be available in all States.

Purchase Payments

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are as follows:



                                                          Tax-Qualified                    Non-Tax-Qualified
-------------------------------------------------------------------------------------------------------------------------
Minimum initial purchase payment                          $2,000                           $5,000
-------------------------------------------------------------------------------------------------------------------------
Minimum monthly under periodic payment program            $50                              $100
-------------------------------------------------------------------------------------------------------------------------
Minimum additional payments                               $50                              $50
-------------------------------------------------------------------------------------------------------------------------
Maximum single purchase payment                           $500,000 or Company approval     $500,000 or Company approval

The Company reserves the right to increase or decrease the minimum allowable single purchase payment or minimum purchase payment under a periodic payment program, or the minimum allowable additional purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the owner's account. If the application form is in good order, the Company will apply the initial purchase payment to an account for the owner within two business days of receipt of the purchase payment. If the application form is not in good order, the Company will attempt to get the application form in good order within five business days. If the application form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically consents to the Company keeping the purchase payment until the application form is in good order. Once the application form is in good order, the purchase payment will be applied to the owner's account within two business days.

Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Sub-Account, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

Purchase Payment Bonus

A bonus in the amount of 3% of each purchase payment will be credited to the Account Value. The bonus will be deemed to be a purchase payment for all purposes under a Contract and this prospectus except where otherwise noted. For example, the bonus will be allocated as part of purchase payment allocations. If the bonus is returned to the owner on a full or partial surrender, a contingent deferred sales charge, to the extent applicable to the purchase payment, will be deducted from the bonus amount.

The bonus will not be returned to the owner if a Contract is canceled under the Right to Cancel provision, if any, or if a Contract is surrendered in full during the first contract year, unless otherwise required by state law. In either case, the bonus will be forfeited and the owner will bear the risk of investment gains or losses on the amount of the bonus which was allocated to Sub-Accounts.

Investment Options--Allocations

Purchase payments can be allocated in whole percentages to any of the available Sub-Accounts or fixed account options. See The Portfolios section beginning on page 13 of this prospectus for a listing and description of the currently available Sub-Accounts. The currently available fixed account options are as follows:

                  Fixed Accumulation Account Option
                  One Year Guaranteed Interest Rate Option
                  Three Year Guaranteed Interest Rate Option
                  Five Year Guaranteed Interest Rate Option
                  Seven Year Guaranteed Interest Rate Option

The current restrictions on allocations are as follows:


                                                                     Tax-Qualified and Non-Tax-Qualified
------------------------------------------------------------------------------------------------------------------------------------
Minimum allocation to any Sub-Account                                $10
------------------------------------------------------------------------------------------------------------------------------------
Minimum allocation to fixed accumulation account                     $10
------------------------------------------------------------------------------------------------------------------------------------
Minimum allocation to fixed account guarantee option                 $2,000
                                                                     No amounts may be allocated to a guarantee  period option which would extend  beyond the owner's 85th birthday or 5 years after the effective date of the Contract, if later.
------------------------------------------------------------------------------------------------------------------------------------
Allocation during right to cancel period                             No  current  restrictions,  however,  the Company  reserves the right to require that  purchase  payment(s) be allocated to the money market Sub-Account or to the fixed  accumulation  account option during the right to cancel period.

Interests in the fixed account options are not securities and are not registered with the Securities and Exchange Commission. Amounts allocated to the fixed account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the fixed account options and interest credited to the fixed account options are guaranteed by the Company. Interests in the Sub-Accounts are securities registered with the Securities and Exchange Commission. The owner bears the risk of investment gain or loss on amounts allocated to the Sub-Accounts.

Principal Guarantee Program

An owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.

Renewal of Fixed Account Guarantee Options

At the end of a guarantee period, and for 30 days preceding the end of such guarantee period, the owner may elect to allocate the amount maturing to any of the available investment options under the Contract. If the owner does not make a reallocation election, the amount maturing will be allocated to the guarantee period option with the same number of years as the period expiring, or the next shortest period as may be required to comply with the restriction on allocation to guarantee period options as described in the Investment Options--Allocations section on page 25 of this prospectus. If a guarantee period is unavailable due to this restriction, the amount maturing will be allocated to the fixed accumulation account option.

Transfers

During  the  Accumulation   Period,   an  owner  may  transfer  amounts  between
Sub-Accounts, between fixed account options, and/or between Sub-Accounts and fixed account options.

The current restrictions on transfers are as follows:

                                                                     Tax-Qualified and Non-Tax-Qualified

------------------------------------------------------------------------------------------------------------------------------------
Minimum transfer from any Sub-Account                                $500 or balance of Sub-Account, if less
------------------------------------------------------------------------------------------------------------------------------------
Minimum transfer from fixed account option                           $500 or balance of fixed account option, if less
------------------------------------------------------------------------------------------------------------------------------------
Minimum transfer to fixed account guarantee option                   $2,000

                                                                     No amounts may be  transferred  to a guarantee  period  option, which would extend  beyond the owner's 85th birthday or 5 years
                                                                     after  the   effective   date  of  the   Contract,   if  later.
------------------------------------------------------------------------------------------------------------------------------------
Maximum transfer from fixed account option other than
fixed account guarantee option which is maturing                     During any contract  year,  20% of the fixed  account  option's value as of the most recent contract anniversary.
------------------------------------------------------------------------------------------------------------------------------------

Transfers from fixed account options                                 o   May not be made prior to first contract anniversary.

                                                                     o   Amounts    transferred  from  fixed  account  options    to
                                                                         Sub-Accounts  may  not be transferred back to fixed account options for  a  period  of  6  months  from the date of the original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

Automatic Transfer Programs

During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.



Service                             Description                       Minimum Account                Limitations/Notes
                                                                      Requirements
-----------------------------------------------------------------------------------------------------------------------------------
Dollar Cost Averaging              Automatic transfers from the      Source of funds must be at      Dollar cost averaging transfers
There are risks involved in        money market Sub-Account to any   least $10,000.                  may not be made to any of the
switching between investments      other Sub-Account(s), or from                                     fixed account options.  The
available under the Contract.      the fixed accumulation account    Minimum transfer per month is   dollar cost averaging transfers
Dollar cost averaging requires     option to any Sub-Account(s),     $500.  When balance of source   will take place on the last
regular investment changes         on a monthly or quarterly basis.  of funds falls below $500,      Valuation Date of each calendar
regardless of fluctuating price                                      entire balance will be          month or quarter as requested
levels and does not guarantee                                        allocated according to dollar   by the owner.
profits or prevent losses in a                                       cost averaging instructions.
declining market.  You should
consider your financial ability
to continue dollar cost averaging
transfers through periods of
changing price levels.
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Rebalancing              Automatically transfer amounts    Minimum Account Value of        Transfers will take place on
                                   between the Sub-Accounts and      $10,000.                        the last Valuation Date of each
                                   the fixed accumulation account                                    calendar quarter.  Portfolio
                                   option to maintain the                                            rebalancing will not be
                                   percentage allocations selected                                   available if the dollar cost
                                   by the owner.                                                     averaging program or an
                                                                                                     interest sweep from the fixed
                                                                                                     accumulation account option is
                                                                                                     being utilized.
-----------------------------------------------------------------------------------------------------------------------------------
Interest Sweep                     Automatic transfers of the        Balance of each fixed account   Interest sweep transfers will
                                   income from any fixed account     option selected must be at      take place on the last
                                   option(s) to any Sub-Account(s).  least $5,000.  Maximum          Valuation Date of each calendar
                                                                     transfer from each fixed        quarter.
                                                                     account option selected is 20%
                                                                     of such fixed account option's
                                                                     value per year.  Amounts
                                                                     transferred under the interest
                                                                     sweep program will reduce the
                                                                     20% maximum transfer amount
                                                                     otherwise allowed.

Telephone Transfers

An owner may place a request for all or part of the Account Value to be transferred by telephone. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted on each Valuation Date between 9:30 a.m. and 4:00 p.m. Eastern Time at 1-800-789-6771. Once instructions have been accepted, they may not be rescinded; however, new telephone instructions may be given the following day.

The Company will not be liable for complying with telephone instructions which the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such telephone instructions. The owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions.

Termination of Transfer Programs

The owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at 1-800-789-6771. The Company may terminate, suspend or modify any aspect of the transfer programs described above without prior notice to owners, as permitted by applicable law. The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing services in such amount(s) as the Company may then determine to be reasonable for participation in the service.

Surrenders

An owner may surrender a Contract either in full or in part during the Accumulation Period. A contingent deferred sales charge ("CDSC") may apply on surrender. The restrictions and charges on surrenders are as follows:


                                                                         Tax-Qualified                  Non-Tax-Qualified
------------------------------------------------------------------------------------------------------------------------------------
Minimum amount of partial surrender                                                                  $500
------------------------------------------------------------------------------------------------------------------------------------
Minimum remaining Surrender Value after partial surrender                                            $500
------------------------------------------------------------------------------------------------------------------------------------
Amount available for surrender (valued as of end of                     Surrender Value, subject         Surrender Value, subject
Valuation Period in which request for surrender is                      to tax law or employer           to employer plan
received by the Company)                                                plan restrictions on             restrictions on
                                                                        withdrawals                      withdrawals
------------------------------------------------------------------------------------------------------------------------------------
Tax penalty for early withdrawal                                        Up to 10% of Surrender Value before age 59 1/2
------------------------------------------------------------------------------------------------------------------------------------
Contract maintenance fee on full surrender                              $30 (no CDSC applies)
------------------------------------------------------------------------------------------------------------------------------------
Contingent deferred sales charge ("CDSC")                               Up to 8% of purchase payments
------------------------------------------------------------------------------------------------------------------------------------
Order of withdrawal for purposes of CDSC (order may be                  First from accumulated earnings (no CDSC applies)
different for tax purposes                                              and then from  purchase payments on "first-in, first-out"
                                                                        basis (CDSC may apply)


A full surrender will terminate the Contract. Partial surrenders are withdrawn proportionally from all Sub-Accounts and fixed account options in which the Contract is invested on the date the Company receives the surrender request unless the owner requests that the surrender be withdrawn from a specific investment option. A surrender is effective on the Valuation Date during which the Company receives the request for surrender, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a fixed account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Sub-Accounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the Securities and Exchange Commission either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege

The Company will waive the CDSC on full or partial surrenders during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary.

If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.

Long Term Care Waiver Rider

If a Contract is modified by the long term care waiver rider, surrenders may be made free of any CDSC if the owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. This rider may not be available in all States.

Systematic Withdrawal

During the Accumulation Period, an owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the contingent deferred sales charge to the extent the amount withdrawn exceeds the free withdrawal privilege. The owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

Contract Loans

The Company may make loans to owners of tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved to the fixed accumulation account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax Advisor prior to exercising loan privileges. Loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Sub-Accounts or fixed account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

Termination

The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value, before deduction of any applicable contingent deferred sales charges, is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the owner the amount which would be due the owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company's involuntary surrender right as described above.

BENEFIT PAYMENT PERIOD
--------------------------------------------------------------------------------


Annuity Benefit

An owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the contract anniversary following the 85th birthday of the eldest owner, or five years after the effective date of the Contract, whichever is later.

The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. [For tax-qualified Contracts, if the payee is a non-natural person, a surrender will be deemed to have been made and the amount applied to a settlement option will be the Surrender Value instead of the Account Value, unless the non-natural person payee is the owner of the individual or group Contract and has an immediate obligation to make corresponding payments to the annuitant of the Contract.]

The owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section beginning on page 31 of this prospectus.

If the owner has not previously made an election as to the form of settlement option, the Company will contact the owner to ascertain the form of settlement option to be paid. If the owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to a fixed dollar benefit for the life of the annuitant with 120 monthly payments assured, as described in the Settlement Options section beginning on page 31 of this prospectus.

Death Benefit

A death benefit will be paid under a Contract if the owner dies during the Accumulation Period. If a surviving spouse becomes a successor owner of the Contract, the death benefit will be paid on the death of the successor owner if he or she dies during the Accumulation Period.

The death benefit will be an amount equal to the larger of the following two amounts:

o    The Account Value on the Death Benefit Valuation Date.

o The total purchase payment(s), including the bonus(es) thereon, less any partial surrenders and any contingent deferred sales charges that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

An owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section beginning on page 31 of this prospectus. If the owner does not make an election as to the form of death benefit, the beneficiary may make an election within one year after the owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the owner's date of death.

Settlement Options

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The owner (or payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Sub-Accounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Sub-Accounts during the Benefit Payment Period are set forth in the statement of additional information.

Form of Settlement Option

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option, the settlement option may not be changed or commuted.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the annuitant or beneficiary increases because more payments are expected to be paid.

Income for a Fixed Period: The Company will make periodic payments at the end of each payment interval for a fixed period of 5 to 30 years. (Periods of 1-4 years are available for death benefit settlement options only.)

Life Annuity with Payments for at Least a Fixed Period: The Company will make periodic payments at the beginning of each payment interval for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint and One-Half Survivor Annuity: The Company will make periodic payments at the beginning of each payment interval until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

Life Annuity: The Company will make periodic payments at the beginning of each payment interval until the death of the person on whose life benefit payments are based.

Calculation of Fixed Dollar Benefit Payments

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

The Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually. For group Contracts, individual tax-qualified Contracts and individual non-tax-qualified Internal Revenue Code ("IRC") Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts except IRC Section 457, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide minimum monthly payments for ages or fixed periods not shown in the settlement option tables.
                                       33A

Calculation of Variable Dollar Benefit Payments

The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company's minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee, equal to the amount of the fee divided by the number of payments to be made over a 12-month period.

The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Sub-Account(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Sub-Accounts is less than 3%.

The amount of each subsequent payment is the sum of the payment due for each Sub-Account selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Sub-Account equals the shares for that Sub-Account, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Sub-Account as of the end of the fifth Valuation Period preceding the due date of the payment.

The number of Benefit Units for each Sub-Account selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Sub-Account(s) selected in the percentages indicated by the owner (or payee). The dollar amount allocated to a Sub-Account is divided by the Benefit Unit Value for that Sub-Account as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Sub-Account at each payment interval. The number of Benefit Units for each Sub-Account remains fixed during the Benefit Payment Period, except as a result of any transfers among Sub-Accounts. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms on page 37 of this prospectus.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the statement of additional information. State taxation will vary depending on the State in which you reside, and is not discussed in this prospectus or in the statement of additional information.

The tax information provided in the prospectus and statement of additional information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and may be changed by future legislation. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

Tax Deferral On Annuities

Internal  Revenue  Code  ("IRC")  Section 72 governs  taxation of  annuities  in general. The income earned during the Accumulation Period of a Contract is generally not includable in income until it is withdrawn. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section
72. These requirements are discussed in the statement of additional information. In addition, tax deferral is not available for a Contract when the owner is not a natural person unless the Contract is part of a tax-qualified plan or the owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

Tax-Qualified Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under other IRC provisions governing tax-qualified retirement plans. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation). [In some cases, tax-deferral may be available under these IRC Sections without the use of an annuity. Please consult your registered representative.] Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed by the IRC or by an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities

IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, certain amounts may be contributed to an IRA that are deductible from an individual's gross income. Employers also may establish a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) to provide IRA contributions on behalf of their employees.

Roth IRAs

IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions are not deductible. Tax-free distributions may be made after five years once the owner attains age 59 1/2, becomes disabled, or dies, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities

IRC 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). These qualifying employers may make contributions to the Contracts for the benefit of their employees. Subject to certain limits, such contributions are not includable in the gross income of the employee until the employee receives distributions under the Contract. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship, or dies.

Texas Optional Retirement Program

The Texas Optional Retirement Program ("ORP") provides for the purchase of tax-sheltered annuities with fixed employer and employee contributions. Under
Section 830.105 of the Texas Government Code, amounts cannot be distributed from a Contract issued under the ORP until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code provides that employer-provided ORP benefits vest after one year of participation. Accordingly, no distribution can be made without written certification from the employer of the ORP participant's vesting status and, if the participant is living and under age 70 1/2, the participant's retirement or other termination from employment.

Pension and Profit Sharing Plans

IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of annuity contracts to accumulate retirement savings under the plans. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.

Governmental Deferred Compensation Plans

State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees under IRC Section 457(g).

Nonqualified Deferred Compensation Plans

Governmental and other tax-exempt employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees under IRC Section 457 (other than 457(g)). Other employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees' gross income until distributed from the plan. In these situations, the Contract is usually owned by the employer and is subject to the claims of its general creditors.

                                      36A

Summary of Income Tax Rules

The  following   chart   summarizes   the  basic  income  tax  rules   governing
tax-qualified and non-tax-qualified Contracts:


------------------------------------------------------------------------------------------------------------------------------------
                                 Tax-Qualified Plans                                   Basic Non-Tax-Qualified Contracts
                                 Nonqualified Deferred Compensation Plans
------------------------------------------------------------------------------------------------------------------------------------
Plan Types                       o        IRCss.401 (Pension and Profit Sharing)        o        IRCss.72 only
                                 o        IRCss.403 (Tax-Sheltered Annuities)
                                 o        IRCss.408 (IRA, SIMPLE IRA)
                                 o        IRCss.408A (Roth IRA)
                                 o        IRCss.457
                                 o        Nonqualified Deferred Compensation
------------------------------------------------------------------------------------------------------------------------------------
Who May Purchase Contract        Natural person, employer, or employer plan.           Anyone.  Non-natural person may purchase but
                                 Nonqualified deferred compensation plans will         will generally lose tax-deferred status.
                                 generally lose tax-deferred status.
------------------------------------------------------------------------------------------------------------------------------------
Taxation of Surrenders           If there is an after-tax "investment in the           Account Value in excess of investment in the
                                 contract," a pro rata portion of amount surrendered   contract is taxable.  Generally, the
                                 is taxable based on ratio of "investment in the       "investment in the contract" will equal the
                                 contract" to Account Value.  Usually, 100% of         sum of all purchase payments.  Surrenders are
                                 distributions from a qualified plan will be taxed     deemed to come from earnings first, and
                                 because there was no after-tax contribution and       purchase payments last.
                                 therefore no "investment in the contract."
                                                                                       For a Contract purchased as part of an IRC
                                 Qualified distributions fromss.408A Roth IRA may be   Section 1035 exchange which includes
                                 completely tax-free.                                  contributions made before August 14, 1982
                                                                                       ("pre-TEFRA contributions") partial
                                 Surrenders prior to age 591/2may be subject to 10%    withdrawals are not taxable until the
                                 or greater tax penalty depending on the type of       pre-TEFRA contributions have been returned.
                                 qualified plan.
                                                                                       The taxable portion of any surrenders prior
                                 Surrenders from tax-qualified Contracts may be        to age 591/2may be subject to a 10% tax
                                 restricted by the Internal Revenue Code or by the     penalty.
                                 terms of a retirement plan.
------------------------------------------------------------------------------------------------------------------------------------
Taxation of Benefit              May vary  depending on type of  settlement option selected, but generally, for fixed dollar benefit
Payments (annuity                payments, a pro rata portion of each payment equal to [100% - (investment in contract/total
benefit payments or              expected payments)] is subject to income tax. For variable dollar benefit payments, a specific
death benefit payments)          dollar amount of each payment is taxable,  as predetermined by a pro rata  formula,  rather  than
                                 subjecting  a percentage  of each payment to  taxation.  Once the   investment   in  the  Contract
                                 has been recovered, the full amount of each benefit payment is taxable. Qualified  distributions from a  Section 408A  Roth  IRA  may  be  completely
                                 tax-free.

------------------------------------------------------------------------------------------------------------------------------------
Taxation of Lump Sum             Taxed to recipient  generally in same manner as full surrender.  Tax  penalties  do  not  apply  to
Death Benefit Payment            death benefit distributions.
------------------------------------------------------------------------------------------------------------------------------------
Assignment of                    Assignment and transfer of ownership generally not    Generally, deferred earnings become taxable
Contract/Transfer of Ownership   permitted.                                            to transferor at time of transfer and
                                                                                       transferee receives an investment in the
                                                                                       Contract equal to the Account Value at that
                                                                                       time.  Gift tax consequences not discussed
                                                                                       herein.
------------------------------------------------------------------------------------------------------------------------------------
Withholding                      Eligible rollover distributions from Section 401      Generally, payee may elect to have taxes
                                 and Section 403(b) Contracts subject to 20%           withheld or not.
                                 mandatory withholding on taxable portion unless
                                 direct rollover.  Section 457 plan benefits and
                                 nonqualified deferred compensation plan benefits
                                 subject to wage withholding.  For all other
                                 payments, payee may elect to have taxes withheld or
                                 not.
------------------------------------------------------------------------------------------------------------------------------------

GLOSSARY OF FINANCIAL TERMS

--------------------------------------------------------------------------------

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions on page 4 of this prospectus.

Accumulation Unit Value: The initial Accumulation Unit Value for each Sub-Account other than the money market Sub-Account was set at $10. The initial Accumulation Unit Value for the money market Sub-Account was set at $1. The initial Accumulation Unit Value for a Sub-Account was established at the inception date of the Separate Account, or on the date the Sub-Account was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Fee Table.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Sub-Account at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Sub-Account for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period.

Benefit Unit Value: The initial Benefit Unit Value for a Sub-Account will be set equal to the Accumulation Unit Value for that Sub-Account at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Fee Table.

The Benefit Unit Value for each Sub-Account at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Sub-Account for the current Valuation Period, and multiplied by a daily investment factor (0.99991789) for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the stream of variable dollar benefit payments.

Net Investment Factor: The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge deducted from the Sub-Account during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Sub-Account or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

                                      38A





THE REGISTRATION STATEMENT
--------------------------------------------------------------------------------

The Company filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as an annual amendment to the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Securities and Exchange Commission, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the Securities and Exchange Commission's Web site http://www.sec.gov. The registration number for the Registration Statement is 333-51971.

OTHER INFORMATION
--------------------------------------------------------------------------------

Legal Proceedings

The Company is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to the Company's assets or the Separate Account. There are no pending legal proceedings against the Separate Account or AAG Securities, Inc.

STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
A statement of additional information is available which contains more details concerning the subjects discussed in this prospectus. The following is the table of contents for the statement of additional information:

                                                                            Page

ANNUITY INVESTORS LIFE INSURANCE
COMPANY(REGISTERED)
        General Information and History........................................3
        State Regulation.......................................................3

SERVICES.......................................................................3
         Safekeeping of Separate Account Assets................................3
         Records and Reports...................................................3
         Experts...............................................................3

DISTRIBUTION OF THE CONTRACTS..................................................3

CALCULATION OF PERFORMANCE INFORMATION.........................................4
         Money Market Sub-Account Standardized Yield

Calculation....................................................................4
         Average Annual Total Return Calculation
         Cumulative Total Return Calculation...................................5
         Standardized Average Annual Total Return Data.........................6
         Non-Standardized Average Annual Total Return Data.....................8
         Other Performance Measures............................................9

BENEFIT UNITS--TRANSFER FORMULAS..............................................10

FEDERAL TAX MATTERS...........................................................11
         Taxation of Separate Account Income..................................11
         Tax Deferred Status of Non-Qualified Contracts.......................11

FINANCIAL STATEMENTS..........................................................12


Copies of the statement of additional information dated May 1, 2000 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided below, and mail to: Annuity Investors Life Insurance Company(REGISTERED), P.O. Box 5423, Cincinnati, Ohio 45201-5423.

- - - - - - - - - - - - - - - - - - - - - - - - - - -  - - - - - - - - - - - - -

Name:

--------------------------------------------------------------------------------
Address:

--------------------------------------------------------------------------------
City:

--------------------------------------------------------------------------------
State:

--------------------------------------------------------------------------------
Zip:

--------------------------------------------------------------------------------